Tax assets and liabilities - Deferred tax in statement of financial position (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	£ 2,627
Movement in income statement	(242)
Movement through Other comprehensive income and equity	85
Other movements including foreign currency movements	125
Deferred tax assets at the end of the year	2,595
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(4,715)
Movement in income statement	642
Movement through Other comprehensive income and equity	180
Other movements including foreign currency movements	(129)
Deferred tax liabilities at the end of the year	(4,022)
Unrealised gains and losses on investments
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	14
Movement in income statement	1
Movement through Other comprehensive income and equity	93
Other movements including foreign currency movements	5
Deferred tax assets at the end of the year	113
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(1,748)
Movement in income statement	666
Movement through Other comprehensive income and equity	195
Other movements including foreign currency movements	20
Deferred tax liabilities at the end of the year	(867)
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	1
Movement in income statement	0
Movement through Other comprehensive income and equity	0
Other movements including foreign currency movements	0
Deferred tax assets at the end of the year	1
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(872)
Movement in income statement	(91)
Movement through Other comprehensive income and equity	0
Other movements including foreign currency movements	(39)
Deferred tax liabilities at the end of the year	(1,002)
Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	2,532
Movement in income statement	(266)
Movement through Other comprehensive income and equity	(8)
Other movements including foreign currency movements	81
Deferred tax assets at the end of the year	2,339
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(2,041)
Movement in income statement	68
Movement through Other comprehensive income and equity	(15)
Other movements including foreign currency movements	(109)
Deferred tax liabilities at the end of the year	(2,097)
Short-term temporary differences | Jackson (US insurance operations)
Deferred tax liabilities in statement of financial position
Deferred tax assets expected to be recovered in line with the run off of the in-force book	2,194
Short-term temporary differences | Within 10 years
Deferred tax assets in statement of financial position
Deferred tax assets at the end of the year	145
Capital allowances
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	14
Movement in income statement	0
Movement through Other comprehensive income and equity	0
Other movements including foreign currency movements	1
Deferred tax assets at the end of the year	15
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(54)
Movement in income statement	(1)
Movement through Other comprehensive income and equity	0
Other movements including foreign currency movements	(1)
Deferred tax liabilities at the end of the year	(56)
Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	66
Movement in income statement	23
Movement through Other comprehensive income and equity	0
Other movements including foreign currency movements	38
Deferred tax assets at the end of the year	£ 127